CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 130,641	$ 222
Restricted cash	74,724
Accounts receivable	12,814	$ 25,971
Prepaid expenses and other assets	38,093	$ 32,592
Loans at fair value	34,164
Amounts due from related parties	13,416	$ 5,489
Short-term investments	4,632
Property, equipment and software, net	2,499	$ 551
Deferred tax assets	27,153
Total assets	338,136	$ 64,825
Liabilities:
Accounts payable	695
Amounts due to related parties	566
Liabilities from risk reserve fund guarantee	84,354
Deferred revenue	18,139
Payable to the Fund at fair value	39,049
Accrued expenses and other liabilities	44,506	$ 28,813
Total liabilities	$ 187,309	$ 28,813
Commitments and Contingencies (Note 15)
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 100,000,000 and 117,000,000 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	$ 12
Additional paid-in capital	124,758	$ 50,910
Accumulated other comprehensive loss	(3,122)	(249)
Retained (deficit)/ earnings	29,179	(14,649)
Total equity	150,827	36,012
Total liabilities and equity	$ 338,136	$ 64,825